Nature of business and organization (Details)	Mar. 31, 2022 USD ($)
Comparative Figures
Cash	$ 4,644
Inventories	1,425,080
Amount due from a related party	151,362
Property, plant and equipment, net	5,873
Other assets	21,641
Net assets value	1,608,600
Goodwill	0
Total purchase consideration	$ 1,608,600